American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2025

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.7%
Rocket Lab Corp.(1)(2)	1,183,606	74,543,506
Automobiles — 7.4%
Tesla, Inc.(1)	327,754	149,639,366
Biotechnology — 9.7%
Alnylam Pharmaceuticals, Inc.(1)	144,980	66,116,679
Argenx SE, ADR(1)	35,296	28,889,776
Ascendis Pharma AS, ADR(1)	273,193	55,075,709
Caris Life Sciences, Inc.(1)	5,968	179,518
Insmed, Inc.(1)	76,964	14,592,374
Regeneron Pharmaceuticals, Inc.	49,812	32,467,462
		197,321,518
Broadline Retail — 9.7%
Amazon.com, Inc.(1)	802,706	196,036,859
Capital Markets — 0.5%
S&P Global, Inc.	19,686	9,591,216
Electronic Equipment, Instruments and Components — 0.4%
Coherent Corp.(1)	57,903	7,640,880
Energy Equipment and Services — 0.3%
TechnipFMC PLC	136,849	5,658,706
Entertainment — 4.7%
Netflix, Inc.(1)	64,388	72,041,157
Spotify Technology SA(1)	37,143	24,340,551
		96,381,708
Financial Services — 4.1%
Adyen NV(1)	18,669	31,989,036
Mastercard, Inc., Class A	91,859	50,705,250
		82,694,286
Health Care Equipment and Supplies — 1.7%
Intuitive Surgical, Inc.(1)	65,005	34,730,871
Hotels, Restaurants and Leisure — 1.9%
Cava Group, Inc.(1)(2)	39,518	2,123,302
Chipotle Mexican Grill, Inc.(1)	316,362	10,025,512
DoorDash, Inc., Class A(1)	107,503	27,345,538
		39,494,352
Insurance — 0.7%
Kinsale Capital Group, Inc.	38,079	15,211,418
Interactive Media and Services — 14.1%
Alphabet, Inc., Class C	1,012,567	285,361,632
IT Services — 2.8%
Okta, Inc.(1)	202,059	18,494,460
Shopify, Inc., Class A(1)	216,085	37,568,538
		56,062,998
Machinery — 0.8%
Westinghouse Air Brake Technologies Corp.	80,950	16,549,418
Pharmaceuticals — 0.4%
Structure Therapeutics, Inc., ADR(1)	255,598	8,516,525
Professional Services — 1.0%
Paylocity Holding Corp.(1)	86,227	12,181,288
Verisk Analytics, Inc.	36,423	7,967,896
		20,149,184

Semiconductors and Semiconductor Equipment — 22.4%
ARM Holdings PLC, ADR(1)	187,763	31,885,913
Monolithic Power Systems, Inc.	25,203	25,329,015
NVIDIA Corp.	1,968,719	398,646,113
		455,861,041
Software — 13.5%
AppLovin Corp., Class A(1)	24,618	15,689,790
Aurora Innovation, Inc.(1)(2)	1,041,651	5,458,251
Cadence Design Systems, Inc.(1)	170,554	57,764,934
Docusign, Inc.(1)	202,979	14,845,884
Figma, Inc., Class A(1)(2)	857	42,713
HubSpot, Inc.(1)	42,352	20,833,796
Intuit, Inc.	31,015	20,704,063
Microsoft Corp.	188,337	97,522,782
Palantir Technologies, Inc., Class A(1)	115,605	23,175,334
Salesforce, Inc.	73,494	19,138,573
		275,176,120
TOTAL COMMON STOCKS (Cost $754,084,636)		2,026,621,604
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,136	11,136
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,165,216	10,165,216
		10,176,352
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $6,729,104), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $6,599,281)		6,597,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,773,352)		16,773,352
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $770,857,988)		2,043,394,956
OTHER ASSETS AND LIABILITIES — (0.6)%		(12,212,215)
TOTAL NET ASSETS — 100.0%		$2,031,182,741

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,860,940	EUR	3,255,873	Citibank NA	12/19/25	$98,470
USD	3,859,653	EUR	3,255,873	Goldman Sachs & Co. LLC	12/19/25	97,182
USD	3,860,338	EUR	3,255,874	Morgan Stanley & Co. LLC	12/19/25	97,868
USD	669,026	EUR	567,538	Morgan Stanley & Co. LLC	12/19/25	13,183
USD	710,031	EUR	612,343	Morgan Stanley & Co. LLC	12/19/25	2,410
USD	3,860,623	EUR	3,255,874	UBS AG	12/19/25	98,152
						$407,265

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $41,528,468. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $41,514,947, which includes securities collateral of $31,349,731.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,994,632,568	$31,989,036	—
Short-Term Investments	10,176,352	6,597,000	—
	$2,004,808,920	$38,586,036	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$407,265	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.